Directors and senior management	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Directors and Senior Management	Directors and Senior Management

Remuneration of Directors of the Company

	$ million
	2024	2023	2022
Emoluments	13	12	12
Value of released awards under long-term incentive plans	10	4	7
Employer contributions to pension plans	1	1	1
Emoluments comprise salaries and fees, annual bonuses (for the period for which performance is assessed) and other benefits. The value of released awards under long-term incentive plans for the period is in respect of the performance period ending in that year. In 2024, no Director accrued retirement benefits in respect of qualifying services under defined benefit plans.

Directors and Senior Management expense

	$ million
	2024	2023	2022
Short-term benefits	33	31	33
Retirement benefits	2	2	2
Share-based compensation	11	17	17
Termination and related amounts	—	7	1
Total	46	57	53
Directors and Senior Management comprise members of the Executive Committee and the Non-executive Directors of the Company.
Short-term benefits comprise salaries and fees, annual bonuses delivered in cash and shares (for the period for which performance is assessed), other benefits and employer social security contributions.